JPMorgan Securities Lending Money Market Fund Average Annual Total Returns - Agency SL		12 Months Ended	60 Months Ended	87 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent		4.33%	3.35%	2.81%
Performance Inception Date	Sep. 19, 2018